Restricted cash - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted cash
Fixed interest weighted average rate	2.34%	0.33%
Restricted cash	$ 22,543	$ 36,146	$ 42,145
US$
Restricted cash
Restricted cash	9,213	26,111
RMB
Restricted cash
Restricted cash	$ 13,330	$ 10,035